Employment Benefits - Movements in the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	¥ (208)	¥ (127)	¥ (81)
Plan assets at the end of year	(27)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	2
Employer contributions	31
Benefits paid	(6)
Exchange differences on translation of foreign operations
Plan assets at the end of year	¥ 27